Quarterly Report
September 30, 2023
Elfun Diversified Fund

Elfun Diversified Fund
Quarterly Report
September 30, 2023

Page
Schedule of Investments	1
Notes to Schedule of Investments	28

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 43.8% †
Common Stock - 43.8%
Advertising - 0.0% *
Interpublic Group of Cos., Inc.	766	$21,953
Omnicom Group, Inc.	341	25,398
		47,351
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	149	29,650
Boeing Co. (a)	1,146	219,665
General Dynamics Corp.	460	101,646
Howmet Aerospace, Inc.	719	33,254
Huntington Ingalls Industries, Inc.	71	14,525
L3Harris Technologies, Inc.	379	65,991
Lockheed Martin Corp.	452	184,850
Northrop Grumman Corp.	291	128,095
RTX Corp.	2,940	211,592
Textron, Inc.	398	31,100
TransDigm Group, Inc. (a)	107	90,215
		1,110,583
Agricultural & Farm Machinery - 0.1%
Deere & Co.	551	207,936
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,106	83,415
Bunge Ltd.	300	32,475
		115,890
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	263	22,652
Expeditors International of Washington, Inc.	315	36,109
FedEx Corp.	472	125,042
United Parcel Service, Inc., Class B	1,462	227,882
		411,685
Apparel Retail - 0.2%
Ross Stores, Inc.	680	76,806
TJX Cos., Inc.	2,329	207,002
		283,808
Apparel, Accessories & Luxury Goods - 0.0% *
Ralph Lauren Corp.	75	8,707
Tapestry, Inc.	436	12,535
VF Corp.	724	12,793
		34,035
Application Software - 1.1%
Adobe, Inc. (a)	924	471,148
ANSYS, Inc. (a)	175	52,071
Autodesk, Inc. (a)	438	90,626
Cadence Design Systems, Inc. (a)	556	130,271
Fair Isaac Corp. (a)	50	43,426
Intuit, Inc.	567	289,703
PTC, Inc. (a)	237	33,578
Roper Technologies, Inc.	218	105,573
Salesforce, Inc. (a)	1,974	400,288
Synopsys, Inc. (a)	310	142,281
Tyler Technologies, Inc. (a)	85	32,822
		1,791,787
	Number of Shares	Fair Value
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc.	213	$70,222
Bank of New York Mellon Corp.	1,495	63,762
BlackRock, Inc.	283	182,956
Blackstone, Inc.	1,400	149,996
Franklin Resources, Inc.	592	14,551
Invesco Ltd.	809	11,747
Northern Trust Corp.	421	29,251
State Street Corp. (b)	637	42,654
T Rowe Price Group, Inc.	446	46,772
		611,911
Automobile Manufacturers - 1.0%
Ford Motor Co.	8,015	99,546
General Motors Co.	2,833	93,404
Tesla, Inc. (a)	5,611	1,403,985
		1,596,935
Automotive Parts & Equipment - 0.0% *
Aptiv PLC (a)	540	53,239
BorgWarner, Inc.	439	17,722
		70,961
Automotive Retail - 0.1%
AutoZone, Inc. (a)	36	91,440
CarMax, Inc. (a)	356	25,180
O'Reilly Automotive, Inc. (a)	124	112,698
		229,318
Biotechnology - 0.9%
AbbVie, Inc.	3,580	533,635
Amgen, Inc.	1,082	290,798
Biogen, Inc. (a)	296	76,075
Gilead Sciences, Inc.	2,553	191,322
Incyte Corp. (a)	419	24,206
Moderna, Inc. (a)	657	67,861
Regeneron Pharmaceuticals, Inc. (a)	215	176,936
Vertex Pharmaceuticals, Inc. (a)	521	181,173
		1,542,006
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	381	24,228
Broadcasting - 0.0% *
Fox Corp., Class A	597	18,626
Fox Corp., Class B	283	8,173
Paramount Global, Class B	904	11,662
		38,461
Broadline Retail - 1.4%
Amazon.com, Inc. (a)	18,421	2,341,677
eBay, Inc.	1,085	47,838
Etsy, Inc. (a)	232	14,983
		2,404,498
Building Products - 0.2%
A O Smith Corp.	200	13,226
Allegion PLC	178	18,548
Carrier Global Corp.	1,713	94,557
Johnson Controls International PLC	1,375	73,164
Masco Corp.	473	25,282

See Notes to Schedule of Investments.
Elfun Diversified Fund	1

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Trane Technologies PLC	466	$94,556
		319,333
Cable & Satellite - 0.3%
Charter Communications, Inc., Class A (a)	204	89,723
Comcast Corp., Class A	8,325	369,131
		458,854
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	162	30,540
Old Dominion Freight Line, Inc.	179	73,236
		103,776
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	450	20,857
Las Vegas Sands Corp.	671	30,759
MGM Resorts International	620	22,791
Wynn Resorts Ltd.	217	20,053
		94,460
Commodity Chemicals - 0.1%
Dow, Inc.	1,422	73,318
LyondellBasell Industries NV, Class A	523	49,528
		122,846
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	511	93,988
Cisco Systems, Inc.	8,213	441,531
F5, Inc. (a)	123	19,820
Juniper Networks, Inc.	645	17,925
Motorola Solutions, Inc.	343	93,378
		666,642
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	378	26,260
Construction & Engineering - 0.0% *
Quanta Services, Inc.	288	53,876
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	1,032	281,736
Cummins, Inc.	290	66,253
PACCAR, Inc.	1,068	90,801
Westinghouse Air Brake Technologies Corp.	350	37,195
		475,985
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	125	51,310
Vulcan Materials Co.	266	53,737
		105,047
Consumer Electronics - 0.0% *
Garmin Ltd.	304	31,981
Consumer Finance - 0.2%
American Express Co.	1,174	175,149
Capital One Financial Corp.	781	75,796
Discover Financial Services	522	45,221
Synchrony Financial	903	27,605
		323,771
	Number of Shares	Fair Value
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp.	899	$507,899
Dollar General Corp.	449	47,504
Dollar Tree, Inc. (a)	444	47,264
Target Corp.	941	104,046
Walmart, Inc.	2,900	463,797
		1,170,510
Copper - 0.1%
Freeport-McMoRan, Inc.	2,927	109,148
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	619	74,911
Equinix, Inc.	191	138,716
		213,627
Data Processing & Outsourced Services - 0.0% *
Broadridge Financial Solutions, Inc.	240	42,972
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	362	20,884
Constellation Brands, Inc., Class A	330	82,939
		103,823
Distributors - 0.1%
Genuine Parts Co.	282	40,715
LKQ Corp.	536	26,537
Pool Corp.	74	26,352
		93,604
Diversified Banks - 1.2%
Bank of America Corp.	13,996	383,210
Citigroup, Inc.	3,914	160,983
JPMorgan Chase & Co.	5,901	855,763
KeyCorp	1,872	20,143
PNC Financial Services Group, Inc.	815	100,058
U.S. Bancorp	3,153	104,238
Wells Fargo & Co.	7,432	303,671
		1,928,066
Diversified Support Services - 0.1%
Cintas Corp.	177	85,139
Copart, Inc. (a)	1,756	75,666
		160,805
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	1,487	33,071
Electric Utilities - 0.7%
Alliant Energy Corp.	534	25,872
American Electric Power Co., Inc.	1,052	79,132
Constellation Energy Corp.	674	73,520
Duke Energy Corp.	1,570	138,568
Edison International	727	46,012
Entergy Corp.	422	39,035
Evergy, Inc.	466	23,626
Eversource Energy	692	40,240
Exelon Corp.	2,023	76,449
FirstEnergy Corp.	1,062	36,299
NextEra Energy, Inc.	4,094	234,545
NRG Energy, Inc.	455	17,527
PG&E Corp. (a)	4,300	69,359
Pinnacle West Capital Corp.	230	16,947

See Notes to Schedule of Investments.
2	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
PPL Corp.	1,555	$36,636
Southern Co.	2,206	142,772
Xcel Energy, Inc.	1,128	64,544
		1,161,083
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	472	69,743
Eaton Corp. PLC	805	171,690
Emerson Electric Co.	1,147	110,766
Generac Holdings, Inc. (a)	114	12,421
Rockwell Automation, Inc.	235	67,180
		431,800
Electronic Components - 0.1%
Amphenol Corp., Class A	1,216	102,132
Corning, Inc.	1,540	46,924
		149,056
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	354	46,838
Teledyne Technologies, Inc. (a)	95	38,815
Trimble, Inc. (a)	500	26,930
Zebra Technologies Corp., Class A (a)	97	22,943
		135,526
Electronic Manufacturing Services - 0.0% *
TE Connectivity Ltd.	633	78,194
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	410	58,429
Rollins, Inc.	425	15,866
Waste Management, Inc.	755	115,092
		189,387
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	383	32,839
Corteva, Inc.	1,482	75,819
FMC Corp.	253	16,943
Mosaic Co.	630	22,428
		148,029
Financial Exchanges & Data - 0.5%
Cboe Global Markets, Inc.	207	32,336
CME Group, Inc.	733	146,761
FactSet Research Systems, Inc.	78	34,106
Intercontinental Exchange, Inc.	1,151	126,633
MarketAxess Holdings, Inc.	83	17,732
Moody's Corp.	322	101,807
MSCI, Inc.	164	84,145
Nasdaq, Inc.	743	36,102
S&P Global, Inc.	658	240,440
		820,062
Food Distributors - 0.0% *
Sysco Corp.	1,028	67,899
Food Retail - 0.0% *
Kroger Co.	1,381	61,800
Footwear - 0.1%
NIKE, Inc., Class B	2,476	236,755
Gas Utilities - 0.0% *
Atmos Energy Corp.	299	31,673
	Number of Shares	Fair Value
Gold - 0.0% *
Newmont Corp.	1,655	$61,152
Health Care REITs - 0.1%
Healthpeak Properties, Inc.	1,127	20,692
Ventas, Inc.	818	34,462
Welltower, Inc.	1,076	88,146
		143,300
Healthcare Distributors - 0.1%
Cardinal Health, Inc.	462	40,111
Cencora, Inc.	346	62,270
Henry Schein, Inc. (a)	264	19,602
McKesson Corp.	277	120,453
		242,436
Healthcare Equipment - 1.1%
Abbott Laboratories	3,515	340,428
Baxter International, Inc.	1,041	39,287
Becton Dickinson & Co.	596	154,084
Boston Scientific Corp. (a)	2,999	158,347
Dexcom, Inc. (a)	792	73,894
Edwards Lifesciences Corp. (a)	1,237	85,699
GE HealthCare Technologies, Inc.	785	53,411
Hologic, Inc. (a)	503	34,908
IDEXX Laboratories, Inc. (a)	170	74,336
Insulet Corp. (a)	133	21,212
Intuitive Surgical, Inc. (a)	709	207,234
Medtronic PLC	2,689	210,710
ResMed, Inc.	315	46,579
STERIS PLC	201	44,104
Stryker Corp.	682	186,370
Teleflex, Inc.	86	16,891
Zimmer Biomet Holdings, Inc.	418	46,908
		1,794,402
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	406	99,868
Universal Health Services, Inc., Class B	112	14,082
		113,950
Healthcare Services - 0.3%
Cigna Group	597	170,784
CVS Health Corp.	2,591	180,904
DaVita, Inc. (a)	112	10,587
Laboratory Corp. of America Holdings	180	36,189
Quest Diagnostics, Inc.	232	28,271
		426,735
Healthcare Supplies - 0.0% *
Align Technology, Inc. (a)	140	42,745
Cooper Cos., Inc.	100	31,801
DENTSPLY SIRONA, Inc.	453	15,474
		90,020
Home Building - 0.1%
DR Horton, Inc.	574	61,688
Lennar Corp., Class A	509	57,125
NVR, Inc. (a)	6	35,780
PulteGroup, Inc.	399	29,546
		184,139

See Notes to Schedule of Investments.
Elfun Diversified Fund	3

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (a)	114	$9,782
Home Improvement Retail - 0.5%
Home Depot, Inc.	2,040	616,407
Lowe's Cos., Inc.	1,185	246,290
		862,697
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	1,333	21,421
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc., Class A (a)	857	117,589
Booking Holdings, Inc. (a)	72	222,044
Carnival Corp. (a)	2,099	28,798
Expedia Group, Inc. (a)	294	30,303
Hilton Worldwide Holdings, Inc.	539	80,947
Marriott International, Inc., Class A	502	98,673
Norwegian Cruise Line Holdings Ltd. (a)	848	13,975
Royal Caribbean Cruises Ltd. (a)	446	41,095
		633,424
Household Appliances - 0.0% *
Whirlpool Corp.	111	14,841
Household Products - 0.6%
Church & Dwight Co., Inc.	530	48,564
Clorox Co.	251	32,896
Colgate-Palmolive Co.	1,692	120,318
Kimberly-Clark Corp.	690	83,387
Procter & Gamble Co.	4,785	697,940
		983,105
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	834	200,644
Ceridian HCM Holding, Inc. (a)	314	21,305
Paychex, Inc.	646	74,503
Paycom Software, Inc.	101	26,186
Robert Half, Inc.	191	13,997
		336,635
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	1,424	21,645
Industrial Conglomerates - 0.4%
3M Co.	1,125	105,323
General Electric Co.	2,195	242,657
Honeywell International, Inc.	1,343	248,106
		596,086
Industrial Gases - 0.3%
Air Products & Chemicals, Inc.	453	128,380
Linde PLC	989	368,254
		496,634
Industrial Machinery & Supplies & Components - 0.4%
Dover Corp.	283	39,481
Fortive Corp.	709	52,579
IDEX Corp.	153	31,827
Illinois Tool Works, Inc.	564	129,895
Ingersoll Rand, Inc.	859	54,736
Nordson Corp.	112	24,995
Otis Worldwide Corp.	826	66,336
	Number of Shares	Fair Value
Parker-Hannifin Corp.	262	$102,054
Pentair PLC	353	22,857
Snap-on, Inc.	118	30,097
Stanley Black & Decker, Inc.	318	26,578
Xylem, Inc.	492	44,787
		626,222
Industrial REITs - 0.1%
Prologis, Inc.	1,867	209,496
Insurance Brokers - 0.3%
Aon PLC, Class A	416	134,876
Arthur J Gallagher & Co.	432	98,466
Brown & Brown, Inc.	500	34,920
Marsh & McLennan Cos., Inc.	1,000	190,300
Willis Towers Watson PLC	219	45,762
		504,324
Integrated Oil & Gas - 1.0%
Chevron Corp.	3,600	607,032
Exxon Mobil Corp.	8,129	955,808
Occidental Petroleum Corp.	1,368	88,756
		1,651,596
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	14,403	216,333
Verizon Communications, Inc.	8,550	277,106
		493,439
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc.	1,459	136,606
Electronic Arts, Inc.	491	59,116
Take-Two Interactive Software, Inc. (a)	327	45,908
		241,630
Interactive Media & Services - 2.6%
Alphabet, Inc., Class C (a)	10,254	1,351,990
Alphabet, Inc., Class A (a)	12,056	1,577,648
Match Group, Inc. (a)	600	23,505
Meta Platforms, Inc., Class A (a)	4,515	1,355,448
		4,308,591
Internet Services & Infrastructure - 0.0% *
Akamai Technologies, Inc. (a)	302	32,175
VeriSign, Inc. (a)	184	37,266
		69,441
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp.	2,990	164,151
Goldman Sachs Group, Inc.	668	216,145
Morgan Stanley	2,551	208,340
Raymond James Financial, Inc.	389	39,067
		627,703
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A	1,278	392,487
Cognizant Technology Solutions Corp., Class A	1,044	70,721
DXC Technology Co. (a)	386	8,040
EPAM Systems, Inc. (a)	117	29,916
Gartner, Inc. (a)	158	54,290

See Notes to Schedule of Investments.
4	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
International Business Machines Corp.	1,843	$258,573
		814,027
Leisure Products - 0.0% *
Hasbro, Inc.	264	17,461
Life & Health Insurance - 0.2%
Aflac, Inc.	1,125	86,344
Globe Life, Inc.	163	17,723
MetLife, Inc.	1,317	82,853
Principal Financial Group, Inc.	458	33,008
Prudential Financial, Inc.	723	68,605
		288,533
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	605	67,651
Bio-Rad Laboratories, Inc., Class A (a)	39	13,980
Bio-Techne Corp.	319	21,714
Charles River Laboratories International, Inc. (a)	104	20,382
Danaher Corp.	1,331	330,221
Illumina, Inc. (a)	338	46,401
IQVIA Holdings, Inc. (a)	378	74,371
Mettler-Toledo International, Inc. (a)	45	49,863
Revvity, Inc.	237	26,236
Thermo Fisher Scientific, Inc.	782	395,825
Waters Corp. (a)	129	35,373
West Pharmaceutical Services, Inc.	153	57,407
		1,139,424
Managed Healthcare - 0.8%
Centene Corp. (a)	1,107	76,250
Elevance Health, Inc.	476	207,260
Humana, Inc.	255	124,063
Molina Healthcare, Inc. (a)	119	39,019
UnitedHealth Group, Inc.	1,881	948,381
		1,394,973
Metal, Glass & Plastic Containers - 0.0% *
Ball Corp.	638	31,760
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	292	24,248
Netflix, Inc. (a)	898	339,085
Walt Disney Co. (a)	3,704	300,209
Warner Bros Discovery, Inc. (a)	4,572	49,652
		713,194
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	281	48,259
Camden Property Trust	232	21,942
Equity Residential	691	40,569
Essex Property Trust, Inc.	142	30,117
Mid-America Apartment Communities, Inc.	234	30,104
UDR, Inc.	617	22,008
		192,999
Multi-Line Insurance - 0.1%
American International Group, Inc.	1,482	89,809
Assurant, Inc.	126	18,091
	Number of Shares	Fair Value
Hartford Financial Services Group, Inc.	636	$45,099
		152,999
Multi-Sector Holdings - 0.8%
Berkshire Hathaway, Inc., Class B (a)	3,705	1,297,861
Multi-Utilities - 0.3%
Ameren Corp.	541	40,483
CenterPoint Energy, Inc.	1,340	35,979
CMS Energy Corp.	587	31,176
Consolidated Edison, Inc.	710	60,726
Dominion Energy, Inc.	1,709	76,341
DTE Energy Co.	425	42,194
NiSource, Inc.	892	22,014
Public Service Enterprise Group, Inc.	1,008	57,365
Sempra	1,286	87,487
WEC Energy Group, Inc.	632	50,908
		504,673
Office REITs - 0.0% *
Alexandria Real Estate Equities, Inc.	319	31,932
Boston Properties, Inc.	315	18,736
		50,668
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	2,115	74,702
Halliburton Co.	1,863	75,451
Schlumberger NV	2,850	166,155
		316,308
Oil & Gas Exploration & Production - 0.5%
APA Corp.	621	25,523
ConocoPhillips	2,423	290,276
Coterra Energy, Inc.	1,495	40,440
Devon Energy Corp.	1,286	61,342
Diamondback Energy, Inc.	361	55,912
EOG Resources, Inc.	1,192	151,098
EQT Corp.	700	28,406
Hess Corp.	557	85,221
Marathon Oil Corp.	1,299	34,748
Pioneer Natural Resources Co.	468	107,429
		880,395
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	825	124,855
Phillips 66	918	110,298
Valero Energy Corp.	712	100,898
		336,051
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	4,004	66,386
ONEOK, Inc.	1,183	75,038
Targa Resources Corp.	400	34,288
Williams Cos., Inc.	2,531	85,269
		260,981
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	605	35,967
VICI Properties, Inc.	2,000	58,200
		94,167

See Notes to Schedule of Investments.
Elfun Diversified Fund	5

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	487	$16,461
Tractor Supply Co.	221	44,874
Ulta Beauty, Inc. (a)	100	39,945
		101,280
Packaged Foods & Meats - 0.4%
Campbell Soup Co.	365	14,994
Conagra Brands, Inc.	926	25,391
General Mills, Inc.	1,201	76,852
Hershey Co.	302	60,424
Hormel Foods Corp.	548	20,841
J M Smucker Co.	202	24,828
Kellogg Co.	538	32,016
Kraft Heinz Co.	1,663	55,943
Lamb Weston Holdings, Inc.	295	27,276
McCormick & Co., Inc.	517	39,106
Mondelez International, Inc., Class A	2,778	192,793
Tyson Foods, Inc., Class A	607	30,647
		601,111
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	3,278	30,027
Avery Dennison Corp.	160	29,227
International Paper Co.	744	26,390
Packaging Corp. of America	175	26,871
Sealed Air Corp.	264	8,675
Westrock Co.	594	21,265
		142,455
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	296	10,976
American Airlines Group, Inc. (a)	1,394	17,857
Delta Air Lines, Inc.	1,300	48,100
Southwest Airlines Co.	1,194	32,321
United Airlines Holdings, Inc. (a)	636	26,903
		136,157
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	474	68,517
Kenvue, Inc.	3,504	70,360
		138,877
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	4,223	245,103
Catalent, Inc. (a)	329	14,979
Eli Lilly & Co.	1,619	869,614
Johnson & Johnson	4,888	761,306
Merck & Co., Inc.	5,168	532,046
Organon & Co.	587	10,190
Pfizer, Inc.	11,395	377,972
Viatris, Inc.	2,710	26,721
Zoetis, Inc.	928	161,453
		2,999,384
Property & Casualty Insurance - 0.4%
Allstate Corp.	518	57,710
Arch Capital Group Ltd. (a)	700	55,797
Chubb Ltd.	829	172,581
Cincinnati Financial Corp.	319	32,631
Loews Corp.	411	26,020
Progressive Corp.	1,193	166,185
	Number of Shares	Fair Value
Travelers Cos., Inc.	466	$76,102
W R Berkley Corp.	450	28,571
		615,597
Publishing - 0.0% *
News Corp., Class A	811	16,269
News Corp., Class B	142	2,963
		19,232
Rail Transportation - 0.3%
CSX Corp.	4,149	127,582
Norfolk Southern Corp.	465	91,572
Union Pacific Corp.	1,232	250,872
		470,026
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	620	45,793
CoStar Group, Inc. (a)	779	59,897
		105,690
Regional Banks - 0.2%
Citizens Financial Group, Inc.	1,001	26,827
Comerica, Inc.	266	11,052
Fifth Third Bancorp	1,374	34,804
Huntington Bancshares, Inc.	2,934	30,514
M&T Bank Corp.	342	43,246
Regions Financial Corp.	1,897	32,628
Truist Financial Corp.	2,777	79,450
Zions Bancorp NA	252	8,792
		267,313
Reinsurance - 0.0% *
Everest Group Ltd.	87	32,335
Research & Consulting Services - 0.1%
Equifax, Inc.	245	44,879
Jacobs Solutions, Inc.	280	38,220
Leidos Holdings, Inc.	278	25,621
Verisk Analytics, Inc.	297	70,163
		178,883
Restaurants - 0.5%
Chipotle Mexican Grill, Inc. (a)	55	100,750
Darden Restaurants, Inc.	245	35,089
Domino's Pizza, Inc.	68	25,758
McDonald's Corp.	1,477	389,101
Starbucks Corp.	2,314	211,199
Yum! Brands, Inc.	564	70,466
		832,363
Retail REITs - 0.1%
Federal Realty Investment Trust	139	12,597
Kimco Realty Corp.	1,310	23,043
Realty Income Corp.	1,435	71,664
Regency Centers Corp.	334	19,853
Simon Property Group, Inc.	660	71,300
		198,457
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	423	51,429
Public Storage	316	83,272
		134,701
Semiconductor Materials & Equipment - 0.4%
Applied Materials, Inc.	1,697	234,950

See Notes to Schedule of Investments.
6	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Enphase Energy, Inc. (a)	270	$32,441
KLA Corp.	280	128,425
Lam Research Corp.	269	168,601
SolarEdge Technologies, Inc. (a)	114	14,764
Teradyne, Inc.	314	31,544
		610,725
Semiconductors - 2.8%
Advanced Micro Devices, Inc. (a)	3,271	336,324
Analog Devices, Inc.	1,011	177,016
Broadcom, Inc.	838	696,026
First Solar, Inc. (a)	201	32,480
Intel Corp.	8,526	303,099
Microchip Technology, Inc.	1,119	87,338
Micron Technology, Inc.	2,229	151,639
Monolithic Power Systems, Inc.	93	42,966
NVIDIA Corp.	5,011	2,179,735
ON Semiconductor Corp. (a)	900	83,655
Qorvo, Inc. (a)	191	18,235
QUALCOMM, Inc.	2,256	250,551
Skyworks Solutions, Inc.	349	34,408
Texas Instruments, Inc.	1,837	292,101
		4,685,573
Single-Family Residential REITs - 0.0% *
Invitation Homes, Inc.	1,200	38,028
Soft Drinks & Non-alcoholic Beverages - 0.6%
Coca-Cola Co.	7,844	439,107
Keurig Dr Pepper, Inc.	2,100	66,297
Monster Beverage Corp. (a)	1,454	76,989
PepsiCo, Inc.	2,791	472,907
		1,055,300
Specialty Chemicals - 0.3%
Albemarle Corp.	241	40,980
Celanese Corp.	203	25,481
DuPont de Nemours, Inc.	940	70,115
Eastman Chemical Co.	216	16,571
Ecolab, Inc.	506	85,716
International Flavors & Fragrances, Inc.	506	34,494
PPG Industries, Inc.	474	61,525
Sherwin-Williams Co.	479	122,169
		457,051
Steel - 0.1%
Nucor Corp.	513	80,207
Steel Dynamics, Inc.	267	28,628
		108,835
Systems Software - 3.3%
Fortinet, Inc. (a)	1,331	78,103
Gen Digital, Inc.	1,223	21,623
Microsoft Corp.	15,077	4,760,563
Oracle Corp.	3,186	337,461
Palo Alto Networks, Inc. (a)	600	140,664
ServiceNow, Inc. (a)	412	230,291
		5,568,705
Technology Distributors - 0.0% *
CDW Corp.	270	54,475
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	29,824	$5,106,167
Hewlett Packard Enterprise Co.	2,563	44,519
HP, Inc.	1,779	45,720
NetApp, Inc.	367	27,848
Seagate Technology Holdings PLC	431	28,425
Western Digital Corp. (a)	644	29,386
		5,282,065
Telecom Tower REITs - 0.2%
American Tower Corp.	940	154,583
Crown Castle, Inc.	873	80,342
SBA Communications Corp.	214	42,837
		277,762
Timber REITs - 0.0% *
Weyerhaeuser Co.	1,531	46,940
Tobacco - 0.3%
Altria Group, Inc.	3,563	149,824
Philip Morris International, Inc.	3,141	290,794
		440,618
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,187	64,858
United Rentals, Inc.	138	61,351
WW Grainger, Inc.	90	62,265
		188,474
Transaction & Payment Processing Services - 1.1%
Fidelity National Information Services, Inc.	1,192	65,882
Fiserv, Inc. (a)	1,257	141,991
FleetCor Technologies, Inc. (a)	150	38,301
Global Payments, Inc.	517	59,657
Jack Henry & Associates, Inc.	152	22,973
Mastercard, Inc., Class A	1,689	668,692
PayPal Holdings, Inc. (a)	2,210	129,196
Visa, Inc., Class A	3,262	750,293
		1,876,985
Water Utilities - 0.0% *
American Water Works Co., Inc.	400	49,532
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,043	146,072
Total Common Stock (Cost $54,731,284)		72,783,435
Total Domestic Equity (Cost $54,731,284)		72,783,435
Foreign Equity - 0.1%
Common Stock - 0.1%
Semiconductors - 0.1%
NXP Semiconductors NV	530	105,958
Total Common Stock (Cost $96,576)		105,958
Total Foreign Equity (Cost $96,576)		105,958

See Notes to Schedule of Investments.
Elfun Diversified Fund	7

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 30.2%
U.S. Treasuries - 7.8%
U.S. Treasury Bonds
2.25% 08/15/46	$527,000	$334,069
3.00% 08/15/48	1,469,600	1,074,415
3.63% 05/15/53	165,000	136,667
3.88% 05/15/43	137,000	119,147
U.S. Treasury Notes
0.25% 07/31/25	1,623,200	1,486,052
0.75% 12/31/23 - 01/31/28	6,228,000	5,598,335
1.25% 11/30/26	280,000	251,234
1.63% 05/15/31	328,000	266,244
1.75% 01/31/29	246,000	212,617
2.75% 08/15/32	587,000	508,305
3.50% 04/30/28	1,565,000	1,491,641
3.88% 12/31/27 - 11/30/29	590,500	566,785
4.25% 10/15/25	913,100	898,762
		12,944,273
Agency Mortgage Backed - 8.8%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,286,546	1,088,299
4.50% 06/01/33 - 02/01/35	714	688
5.00% 07/01/35	6,158	6,035
5.50% 01/01/38 - 04/01/39	11,369	11,395
6.00% 06/01/33 - 11/01/37	27,118	27,860
6.50% 11/01/28	297	303
7.00% 12/01/29 - 08/01/36	7,183	7,585
7.50% 09/01/33	827	859
8.00% 07/01/26 - 11/01/30	817	846
8.50% 04/01/30	2,448	2,646
Federal National Mortgage Association
2.50% 03/01/51	607,942	482,605
3.00% 03/01/50	230,153	192,674
3.50% 08/01/45 - 01/01/48	538,907	472,500
4.00% 01/01/41 - 01/01/50	495,234	449,569
4.50% 07/01/33 - 12/01/48	245,065	229,887
5.00% 03/01/34 - 05/01/39	19,462	19,013
5.50% 07/01/33 - 01/01/39	41,408	41,315
6.00% 02/01/29 - 05/01/41	142,018	144,141
6.50% 07/01/29 - 08/01/36	3,993	4,131
7.00% 05/01/33 - 12/01/33	433	455
7.50% 12/01/26 - 03/01/33	1,588	1,636
8.00% 06/01/24 - 12/01/30	748	752
Federal National Mortgage Association 1.60% + 1 year RFUCCT
4.97% 04/01/37 (c)	286	284
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	1,225,871	1,060,292
3.50% 08/20/48	208,898	185,156
4.00% 01/20/41 - 04/20/43	104,982	97,067
4.50% 08/15/33 - 03/20/41	44,165	41,814
5.00% 08/15/33	2,349	2,338
6.00% 07/15/33 - 04/15/34	3,636	3,735
6.50% 06/15/34 - 07/15/36	5,375	5,581
7.00% 04/15/28 - 10/15/36	1,320	1,365
7.50% 04/15/28	3,023	3,050
8.00% 05/15/30	114	117
Government National Mortgage Association, TBA
2.50% 10/20/53 (d)	1,085,903	886,966
4.00% 10/20/53 (d)	220,302	198,374
	Principal Amount	Fair Value
Uniform Mortgage-Backed Security, TBA
2.00% 10/01/53 (d)	$3,456,857	$2,626,897
2.50% 10/01/52 (d)	2,478,847	1,966,509
3.00% 10/01/53 (d)	1,774,127	1,467,011
3.50% 10/01/53 (d)	1,000,000	859,397
4.00% 10/01/53 (d)	1,470,592	1,309,146
4.50% 10/01/52 (d)	300,000	275,328
5.00% 10/01/53 (d)	423,055	398,968
		14,574,589
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,001	194,219
4.05% 09/25/28 (c)	71,000	67,569
Federal Home Loan Mortgage Corp. REMIC
5.50% 06/15/33 (e)	1,907	288
7.50% 07/15/27 (e)	1,267	96
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (f)	63	57
8.00% 07/01/24 (e)	32	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (c)(e)	76,317	701
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (e)	4,230	556
5.00% 03/25/38 - 05/25/38 (e)	2,784	443
5.50% 12/25/33 (e)	1,013	174
6.00% 01/25/35 (e)	2,904	522
8.00% 07/25/24 (e)	54	1
Federal National Mortgage Association REMIC
1.17% 12/25/42 (c)(e)	14,689	520
5.00% 09/25/40 (e)	4,097	408
Federal National Mortgage Association REMIC 5.89% + SOFR
0.57% 07/25/38 (c)(e)	3,175	210
Federal National Mortgage Association REMIC 6.44% + SOFR
1.12% 11/25/41 (c)(e)	457,636	42,930
		308,695
Corporate Notes - 11.4%
3M Co.
3.13% 09/19/46 (g)	16,000	10,175
7-Eleven, Inc.
0.80% 02/10/24 (g)(h)	35,000	34,329
0.95% 02/10/26 (g)(h)	88,000	78,749
Abbott Laboratories
3.75% 11/30/26 (g)	19,000	18,225
4.90% 11/30/46 (g)	15,000	13,694
AbbVie, Inc.
2.60% 11/21/24 (g)	30,000	28,918
2.95% 11/21/26 (g)	33,000	30,633
3.20% 05/14/26 - 11/21/29 (g)	34,000	31,061
3.75% 11/14/23 (g)	40,000	39,898
4.05% 11/21/39 (g)	8,000	6,531
4.25% 11/21/49 (g)	20,000	15,840

See Notes to Schedule of Investments.
8	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.30% 05/14/36 (g)	$16,000	$14,033
4.40% 11/06/42 (g)	10,000	8,280
4.63% 10/01/42 (g)	3,000	2,528
4.70% 05/14/45 (g)	4,000	3,414
4.88% 11/14/48 (g)	5,000	4,373
Advance Auto Parts, Inc.
3.90% 04/15/30 (g)	32,000	25,975
5.95% 03/09/28 (g)	60,000	56,775
Advanced Micro Devices, Inc.
4.39% 06/01/52 (g)	39,000	31,518
AEP Texas, Inc.
3.45% 05/15/51 (g)	31,000	19,625
AEP Transmission Co. LLC
5.40% 03/15/53 (g)	18,000	16,730
Aetna, Inc.
3.50% 11/15/24 (g)	11,000	10,707
Aircastle Ltd.
4.25% 06/15/26 (g)	13,000	12,302
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33 (g)	26,000	18,414
2.95% 03/15/34 (g)	24,000	18,203
3.55% 03/15/52 (g)	19,000	12,002
4.70% 07/01/30 (g)	6,000	5,520
Allstate Corp.
4.20% 12/15/46 (g)	21,000	15,540
Allstate Corp. (8.56% fixed rate until 10/30/23; 3.20% + 3-month Term SOFR)
8.56% 08/15/53 (c)(g)	28,000	27,683
Ally Financial, Inc.
2.20% 11/02/28 (g)	27,000	21,330
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41 (g)	53,000	41,795
4.00% 02/04/61 (g)	4,000	2,541
4.25% 08/09/42 (g)	2,000	1,443
4.45% 05/06/50 (g)	5,000	3,524
4.50% 05/02/43 (g)	5,000	3,714
Amazon.com, Inc.
1.50% 06/03/30 (g)	10,000	7,916
2.50% 06/03/50 (g)	29,000	16,964
2.70% 06/03/60 (g)	5,000	2,809
2.88% 05/12/41 (g)	18,000	12,670
3.15% 08/22/27 (g)	6,000	5,577
3.25% 05/12/61 (g)	10,000	6,356
4.05% 08/22/47 (g)	5,000	4,017
4.25% 08/22/57 (g)	5,000	3,999
Ameren Corp.
3.65% 02/15/26 (g)	8,000	7,623
American Electric Power Co., Inc.
2.30% 03/01/30 (g)	31,000	24,878
3.25% 03/01/50 (g)	4,000	2,457
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3-month USD LIBOR thereafter)
5.75% 04/01/48 (c)(g)	4,000	3,715
American Tower Corp.
1.50% 01/31/28 (g)	44,000	36,450
2.90% 01/15/30 (g)	7,000	5,821
3.80% 08/15/29 (g)	27,000	24,017
American Water Capital Corp.
2.95% 09/01/27 (g)	14,000	12,800
Amgen, Inc.
2.00% 01/15/32 (g)	47,000	35,577
	Principal Amount	Fair Value
3.00% 01/15/52 (g)	$10,000	$6,046
3.15% 02/21/40 (g)	18,000	12,686
3.38% 02/21/50 (g)	5,000	3,270
4.66% 06/15/51 (g)	5,000	4,041
5.51% 03/02/26 (g)	42,000	41,690
5.60% 03/02/43 (g)	23,000	21,395
5.65% 03/02/53 (g)	23,000	21,498
5.75% 03/02/63 (g)	23,000	21,239
AngloGold Ashanti Holdings PLC
3.38% 11/01/28 (g)	200,000	168,720
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 02/01/26 (g)	3,000	2,883
4.70% 02/01/36 (g)	8,000	7,330
4.90% 02/01/46 (g)	13,000	11,321
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 (g)	12,000	10,684
4.00% 04/13/28 (g)	6,000	5,672
4.35% 06/01/40 (g)	12,000	10,162
4.38% 04/15/38 (g)	19,000	16,479
4.50% 06/01/50 (g)	11,000	9,159
4.60% 04/15/48 (g)	15,000	12,691
4.75% 04/15/58 (g)	9,000	7,535
5.55% 01/23/49 (g)	17,000	16,326
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51 (g)	19,000	11,150
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (c)(g)(h)	21,000	18,947
Apple, Inc.
2.20% 09/11/29 (g)	16,000	13,704
2.65% 02/08/51 (g)	50,000	30,335
2.80% 02/08/61 (g)	20,000	11,693
2.95% 09/11/49 (g)	5,000	3,299
3.35% 02/09/27 (g)	6,000	5,670
3.45% 02/09/45 (g)	23,000	17,272
3.85% 08/04/46 (g)	14,000	11,015
3.95% 08/08/52 (g)	16,000	12,499
4.85% 05/10/53 (g)	53,000	48,564
Applied Materials, Inc.
4.35% 04/01/47 (g)	4,000	3,381
Aptiv PLC
4.40% 10/01/46 (g)	5,000	3,590
ArcelorMittal SA
4.55% 03/11/26 (g)	82,000	79,943
6.80% 11/29/32 (g)	21,000	20,855
Archer-Daniels-Midland Co.
2.50% 08/11/26 (g)	5,000	4,647
Ares Capital Corp.
2.88% 06/15/28 (g)	30,000	25,065
3.25% 07/15/25 (g)	64,000	59,917
Arthur J Gallagher & Co.
3.50% 05/20/51 (g)	12,000	7,748
Ascension Health
4.85% 11/15/53 (g)	10,000	8,853
Ashtead Capital, Inc.
5.55% 05/30/33 (g)(h)	200,000	185,216
Astrazeneca Finance LLC
1.75% 05/28/28 (g)	43,000	36,767
AstraZeneca PLC
3.00% 05/28/51 (g)	13,000	8,495

See Notes to Schedule of Investments.
Elfun Diversified Fund	9

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.00% 01/17/29 (g)	$6,000	$5,646
4.38% 08/17/48 (g)	6,000	5,040
AT&T, Inc.
2.75% 06/01/31 (g)	86,000	68,890
3.65% 06/01/51 (g)	62,000	39,949
3.85% 06/01/60 (g)	22,000	14,006
4.35% 03/01/29 (g)	33,000	30,680
4.50% 05/15/35 (g)	11,000	9,372
4.55% 03/09/49 (g)	5,000	3,776
4.75% 05/15/46 (g)	5,000	3,936
4.85% 03/01/39 (g)	12,000	10,132
5.40% 02/15/34 (g)	25,000	23,384
Athene Holding Ltd.
4.13% 01/12/28 (g)	5,000	4,557
6.15% 04/03/30 (g)	16,000	15,765
Avangrid, Inc.
3.15% 12/01/24 (g)	23,000	22,162
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26 (g)	36,000	32,073
Bank of America Corp.
3.25% 10/21/27 (g)	43,000	39,241
4.18% 11/25/27 (g)	20,000	18,583
4.25% 10/22/26 (g)	113,000	107,330
5.87% 09/15/34 (c)(g)	68,000	66,113
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (c)(g)	52,000	43,498
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (c)(g)	38,000	22,964
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 month Term SOFR)
3.42% 12/20/28 (c)(g)	35,000	31,388
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3-month Term SOFR)
3.56% 04/23/27 (c)(g)	18,000	16,887
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3-month Term SOFR)
3.71% 04/24/28 (c)(g)	24,000	22,102
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85% 03/08/37 (c)(g)	29,000	23,537
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3-month Term SOFR)
3.95% 01/23/49 (c)(g)	15,000	11,021
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 month Term SOFR)
4.24% 04/24/38 (c)(g)	14,000	11,513
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3-month Term SOFR)
4.27% 07/23/29 (c)(g)	10,000	9,212
	Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3-month Term SOFR)
4.30% 01/28/25 (c)(g)	$30,000	$27,649
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (c)(g)	65,000	60,475
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3-month Term SOFR)
4.63% 09/20/26 (c)(g)	50,000	45,161
Bank of Nova Scotia (8.21% fixed rate until 01/12/24; 2.91% + 3-month Term SOFR)
8.21% 01/12/24 (c)(g)	29,000	25,388
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65% 06/24/31 (c)(g)	200,000	154,522
Barrick North America Finance LLC
5.70% 05/30/41 (g)	2,000	1,912
BAT Capital Corp.
2.73% 03/25/31 (g)	18,000	13,855
3.73% 09/25/40 (g)	8,000	5,337
4.39% 08/15/37 (g)	10,000	7,622
4.54% 08/15/47 (g)	5,000	3,440
4.91% 04/02/30 (g)	8,000	7,337
6.42% 08/02/33 (g)	17,000	16,492
7.08% 08/02/53 (g)	15,000	14,156
Baxter International, Inc.
1.92% 02/01/27 (g)	66,000	58,236
2.54% 02/01/32 (g)	42,000	32,526
3.13% 12/01/51 (g)	15,000	8,907
Baylor Scott & White Holdings
2.84% 11/15/50 (g)	5,000	3,017
Becton Dickinson & Co.
3.70% 06/06/27 (g)	19,000	17,808
4.67% 06/06/47 (g)	4,000	3,324
4.69% 12/15/44 (g)	2,000	1,680
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (g)	6,000	5,427
3.70% 07/15/30 (g)	60,000	53,249
3.80% 07/15/48 (g)	6,000	4,175
4.25% 10/15/50 (g)	38,000	28,019
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 (g)	66,000	40,931
4.25% 01/15/49 (g)	17,000	13,943
Berry Global, Inc.
4.88% 07/15/26 (g)(h)	27,000	25,823
BHP Billiton Finance USA Ltd.
4.90% 02/28/33 (g)	39,000	36,947
5.00% 09/30/43 (g)	3,000	2,705
5.25% 09/08/33 (g)	51,000	49,223
5.50% 09/08/53 (g)	20,000	19,152
Biogen, Inc.
2.25% 05/01/30 (g)	6,000	4,788
Block Financial LLC
2.50% 07/15/28 (g)	18,000	15,287
3.88% 08/15/30 (g)	5,000	4,297
Boardwalk Pipelines LP
4.80% 05/03/29 (g)	7,000	6,519

See Notes to Schedule of Investments.
10	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Boeing Co.
2.70% 02/01/27 (g)	$38,000	$34,369
2.95% 02/01/30 (g)	5,000	4,211
3.25% 03/01/28 (g)	6,000	5,387
3.75% 02/01/50 (g)	35,000	23,731
5.04% 05/01/27 (g)	45,000	43,973
5.15% 05/01/30 (g)	14,000	13,377
5.81% 05/01/50 (g)	10,000	9,054
Boston Properties LP
3.40% 06/21/29 (g)	33,000	27,526
Boston Scientific Corp.
4.70% 03/01/49 (g)	3,000	2,514
BP Capital Markets America, Inc.
3.00% 02/24/50 (g)	15,000	9,350
3.38% 02/08/61 (g)	34,000	21,166
4.81% 02/13/33 (g)	29,000	27,160
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 06/22/25 (c)(g)	30,000	28,672
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 03/22/30 (c)(g)	24,000	21,491
Bristol-Myers Squibb Co.
1.45% 11/13/30 (g)	18,000	13,817
2.35% 11/13/40 (g)	6,000	3,796
3.20% 06/15/26 (g)	6,000	5,689
3.40% 07/26/29 (g)	4,000	3,625
3.55% 03/15/42 (g)	8,000	6,005
4.13% 06/15/39 (g)	8,000	6,649
4.25% 10/26/49 (g)	8,000	6,342
4.35% 11/15/47 (g)	3,000	2,429
4.55% 02/20/48 (g)	4,000	3,317
Brixmor Operating Partnership LP
2.25% 04/01/28 (g)	33,000	27,817
3.90% 03/15/27 (g)	6,000	5,525
Broadcom, Inc.
3.19% 11/15/36 (g)(h)	3,000	2,151
3.42% 04/15/33 (g)(h)	58,000	46,224
3.47% 04/15/34 (g)(h)	18,000	14,117
4.15% 11/15/30 (g)	19,000	16,832
4.30% 11/15/32 (g)	6,000	5,233
4.93% 05/15/37 (g)(h)	24,000	20,674
Brooklyn Union Gas Co.
4.87% 08/05/32 (g)(h)	65,000	57,763
Brown-Forman Corp.
4.00% 04/15/38 (g)	3,000	2,472
Bunge Ltd. Finance Corp.
3.75% 09/25/27 (g)	5,000	4,651
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (g)	5,000	3,906
4.55% 09/01/44 (g)	12,000	10,079
Cameron LNG LLC
3.30% 01/15/35 (g)(h)	5,000	3,974
Canadian Natural Resources Ltd.
3.85% 06/01/27 (g)	7,000	6,521
4.95% 06/01/47 (g)	6,000	4,929
Canadian Pacific Railway Co.
1.75% 12/02/26 (g)	30,000	26,759
3.10% 12/02/51 (g)	9,000	5,643
	Principal Amount	Fair Value
3.50% 05/01/50 (g)	$7,000	$4,769
Capital One Financial Corp.
3.75% 07/28/26 (g)	22,000	20,390
Cardinal Health, Inc.
3.08% 06/15/24 (g)	6,000	5,875
Carlisle Cos., Inc.
2.20% 03/01/32 (g)	41,000	31,028
Carrier Global Corp.
2.72% 02/15/30 (g)	67,000	55,858
3.58% 04/05/50 (g)	11,000	7,432
Caterpillar, Inc.
3.25% 09/19/49 - 04/09/50 (g)	12,000	8,414
Cenovus Energy, Inc.
2.65% 01/15/32 (g)	10,000	7,772
3.75% 02/15/52 (g)	13,000	8,594
Centene Corp.
3.00% 10/15/30 (g)	12,000	9,677
3.38% 02/15/30 (g)	59,000	49,231
4.25% 12/15/27 (g)	69,000	63,564
CenterPoint Energy, Inc.
2.65% 06/01/31 (g)	26,000	20,779
Charles Schwab Corp.
2.45% 03/03/27 (g)	205,000	182,587
6.14% 08/24/34 (c)(g)	46,000	44,653
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00% 12/01/30 (c)(g)	43,000	30,327
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (c)(g)	74,000	72,449
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41 (g)	88,000	55,131
3.70% 04/01/51 (g)	97,000	56,328
4.80% 03/01/50 (g)	29,000	20,197
5.05% 03/30/29 (g)	21,000	19,622
5.75% 04/01/48 (g)	12,000	9,585
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25 (g)	79,000	78,393
Cheniere Energy Partners LP
4.50% 10/01/29 (g)	63,000	57,031
Chevron Corp.
2.24% 05/11/30 (g)	5,000	4,170
3.08% 05/11/50 (g)	6,000	4,026
Chevron USA, Inc.
3.85% 01/15/28 (g)	22,000	20,900
3.90% 11/15/24 (g)	7,000	6,879
Chubb INA Holdings, Inc.
4.35% 11/03/45 (g)	6,000	4,905
Church & Dwight Co., Inc.
2.30% 12/15/31 (g)	12,000	9,566
Cigna Group
2.40% 03/15/30 (g)	9,000	7,369
3.25% 04/15/25 (g)	9,000	8,653
3.40% 03/01/27 - 03/15/51 (g)	31,000	23,630
3.88% 10/15/47 (g)	5,000	3,558
4.13% 11/15/25 (g)	19,000	18,399
4.38% 10/15/28 (g)	6,000	5,669
4.80% 08/15/38 (g)	6,000	5,278
4.90% 12/15/48 (g)	5,000	4,214

See Notes to Schedule of Investments.
Elfun Diversified Fund	11

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Cisco Systems, Inc.
5.90% 02/15/39	$6,000	$6,173
Citibank NA
5.80% 09/29/28	250,000	250,132
Citigroup, Inc.
4.45% 09/29/27	14,000	13,135
4.65% 07/23/48	31,000	25,003
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (c)	175,000	135,242
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (c)	46,000	38,420
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (c)	96,000	79,953
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3-month Term SOFR)
3.88% 01/24/39 (c)	8,000	6,198
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 01/30/25 (c)	22,000	19,946
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17% 05/25/34 (c)	28,000	26,845
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	36,000	32,665
CME Group, Inc.
2.65% 03/15/32	16,000	13,030
3.75% 06/15/28	5,000	4,722
CMS Energy Corp.
4.88% 03/01/44	13,000	11,129
Coca-Cola Co.
2.60% 06/01/50	10,000	6,109
2.75% 06/01/60	5,000	2,991
Comcast Corp.
2.65% 08/15/62	5,000	2,609
2.80% 01/15/51	5,000	2,929
2.89% 11/01/51	17,000	10,021
2.94% 11/01/56	15,000	8,523
2.99% 11/01/63	5,000	2,764
3.20% 07/15/36	6,000	4,606
3.25% 11/01/39	16,000	11,633
3.97% 11/01/47	28,000	20,822
4.15% 10/15/28	4,000	3,789
CommonSpirit Health
4.35% 11/01/42	24,000	19,323
Conagra Brands, Inc.
5.30% 11/01/38	5,000	4,382
5.40% 11/01/48	5,000	4,223
ConocoPhillips Co.
4.30% 11/15/44	7,000	5,653
5.55% 03/15/54	25,000	23,744
5.70% 09/15/63	30,000	28,530
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26	17,000	15,464
3.35% 04/01/30	6,000	5,261
3.88% 06/15/47	6,000	4,302
3.95% 04/01/50	17,000	12,565
	Principal Amount	Fair Value
Constellation Brands, Inc.
3.15% 08/01/29	$29,000	$25,412
3.70% 12/06/26	24,000	22,639
4.50% 05/09/47	5,000	3,963
Constellation Energy Generation LLC
6.50% 10/01/53	20,000	20,074
Continental Resources, Inc.
2.88% 04/01/32 (h)	23,000	17,209
3.80% 06/01/24	132,000	129,708
Corebridge Financial, Inc.
3.90% 04/05/32	106,000	88,995
Corning, Inc.
4.38% 11/15/57	5,000	3,755
Corporate Office Properties LP
2.00% 01/15/29	28,000	21,858
2.25% 03/15/26	12,000	10,817
2.75% 04/15/31	9,000	6,727
Crown Castle, Inc.
2.90% 03/15/27	52,000	47,119
3.30% 07/01/30	38,000	32,060
4.15% 07/01/50	22,000	15,670
5.20% 02/15/49	6,000	5,009
CSL Finance PLC
4.25% 04/27/32 (h)	32,000	28,937
CSX Corp.
4.50% 03/15/49 - 08/01/54	22,000	17,728
CubeSmart LP
2.50% 02/15/32	30,000	22,822
4.38% 02/15/29	12,000	11,061
Cummins, Inc.
1.50% 09/01/30	10,000	7,806
2.60% 09/01/50	10,000	5,770
CVS Health Corp.
3.00% 08/15/26	13,000	12,085
3.25% 08/15/29	11,000	9,622
3.63% 04/01/27	11,000	10,275
3.75% 04/01/30	10,000	8,842
3.88% 07/20/25	10,000	9,660
4.25% 04/01/50	9,000	6,646
4.30% 03/25/28	11,000	10,403
4.78% 03/25/38	15,000	12,906
5.00% 12/01/24	15,000	14,840
5.13% 07/20/45	6,000	5,047
5.30% 06/01/33 - 12/05/43	52,000	48,332
5.88% 06/01/53	15,000	13,885
6.00% 06/01/63	5,000	4,592
Dell International LLC/EMC Corp.
4.00% 07/15/24	16,000	15,747
6.02% 06/15/26	3,000	3,009
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (c)	150,000	130,639
DH Europe Finance II Sarl
2.60% 11/15/29	9,000	7,720
3.25% 11/15/39	6,000	4,486
3.40% 11/15/49	5,000	3,469
Diamondback Energy, Inc.
3.13% 03/24/31	15,000	12,509
3.25% 12/01/26	6,000	5,604
3.50% 12/01/29	6,000	5,329
4.40% 03/24/51	7,000	5,163

See Notes to Schedule of Investments.
12	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Digital Realty Trust LP
3.60% 07/01/29	$20,000	$17,668
Discovery Communications LLC
3.95% 03/20/28	19,000	17,308
4.95% 05/15/42	4,000	2,894
5.00% 09/20/37	4,000	3,264
Dollar General Corp.
3.50% 04/03/30	34,000	28,984
4.13% 04/03/50	6,000	4,056
Dollar Tree, Inc.
4.00% 05/15/25	74,000	71,616
Dominion Energy, Inc.
3.07% 08/15/24 (i)	17,000	16,555
3.38% 04/01/30	17,000	14,622
Dover Corp.
2.95% 11/04/29	10,000	8,632
Dow Chemical Co.
2.10% 11/15/30	21,000	16,642
3.60% 11/15/50	5,000	3,353
4.25% 10/01/34	6,000	5,210
6.30% 03/15/33	25,000	25,766
DTE Energy Co.
2.85% 10/01/26	22,000	20,197
Duke Energy Carolinas LLC
3.95% 03/15/48	6,000	4,407
Duke Energy Corp.
2.55% 06/15/31	26,000	20,598
3.30% 06/15/41	32,000	21,925
3.50% 06/15/51	65,000	41,991
3.75% 09/01/46	50,000	34,475
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 09/16/24 (c)	40,000	39,077
Duke Energy Progress LLC
4.15% 12/01/44	17,000	12,972
DuPont de Nemours, Inc.
5.42% 11/15/48	5,000	4,584
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (h)	14,000	12,526
Eastman Chemical Co.
4.65% 10/15/44	7,000	5,377
Eaton Corp.
3.10% 09/15/27	6,000	5,525
Edison International
4.95% 04/15/25	34,000	33,301
5.75% 06/15/27	6,000	5,938
EIDP, Inc.
2.30% 07/15/30	33,000	26,719
Elevance Health, Inc.
3.60% 03/15/51 (g)	8,000	5,457
3.70% 09/15/49 (g)	7,000	4,898
5.13% 02/15/53	5,000	4,436
6.10% 10/15/52	13,000	12,989
Eli Lilly & Co.
4.95% 02/27/63	8,000	7,226
Emera U.S. Finance LP
2.64% 06/15/31	30,000	23,162
Emerson Electric Co.
1.80% 10/15/27	43,000	37,594
2.75% 10/15/50	52,000	30,830
Enbridge Energy Partners LP
5.50% 09/15/40	4,000	3,517
	Principal Amount	Fair Value
Enbridge, Inc.
1.60% 10/04/26	$70,000	$62,207
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (c)	45,000	39,003
Energy Transfer LP
4.50% 04/15/24	19,000	18,833
4.95% 06/15/28	9,000	8,597
5.30% 04/01/44 - 04/15/47	14,000	11,342
5.35% 05/15/45	17,000	13,895
5.75% 02/15/33	16,000	15,394
6.13% 12/15/45	5,000	4,465
6.50% 02/01/42	5,000	4,767
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 05/15/25 (c)	85,000	78,602
Energy Transfer LP/Regency Energy Finance Corp.
4.50% 11/01/23	7,000	6,984
Enterprise Products Operating LLC
4.25% 02/15/48	23,000	17,994
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3-month Term SOFR)
5.25% 08/16/77 (c)	5,000	4,412
EOG Resources, Inc.
4.15% 01/15/26	4,000	3,883
4.95% 04/15/50	6,000	5,294
5.10% 01/15/36	6,000	5,430
Equinix, Inc.
1.25% 07/15/25	10,000	9,199
2.15% 07/15/30	15,000	11,742
ERP Operating LP
4.50% 07/01/44	7,000	5,539
Estee Lauder Cos., Inc.
2.38% 12/01/29	5,000	4,197
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52	22,000	13,067
Eversource Energy
3.45% 01/15/50	12,000	7,807
Exelon Corp.
4.05% 04/15/30	18,000	16,206
4.45% 04/15/46	9,000	7,009
4.70% 04/15/50	9,000	7,169
Extra Space Storage LP
2.20% 10/15/30	15,000	11,632
3.90% 04/01/29	11,000	9,866
Exxon Mobil Corp.
2.61% 10/15/30	53,000	44,747
3.45% 04/15/51	8,000	5,570
FedEx Corp.
4.10% 02/01/45	32,000	23,869
Fidelity National Financial, Inc.
3.20% 09/17/51	19,000	10,486
Fidelity National Information Services, Inc.
1.65% 03/01/28	14,000	11,833
3.10% 03/01/41	4,000	2,642
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	21,000	16,369
Fiserv, Inc.
3.50% 07/01/29	38,000	33,827

See Notes to Schedule of Investments.
Elfun Diversified Fund	13

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.40% 07/01/49	$4,000	$3,065
Florida Power & Light Co.
2.85% 04/01/25	35,000	33,594
4.13% 02/01/42	10,000	8,086
Flowers Foods, Inc.
2.40% 03/15/31	14,000	10,988
Flowserve Corp.
2.80% 01/15/32	20,000	15,287
Freeport-McMoRan, Inc.
4.25% 03/01/30	26,000	23,012
GA Global Funding Trust
1.63% 01/15/26 (h)	24,000	21,413
General Mills, Inc.
3.00% 02/01/51	16,000	9,872
General Motors Co.
5.20% 04/01/45	3,000	2,335
5.40% 04/01/48	6,000	4,734
6.13% 10/01/25	61,000	60,877
6.80% 10/01/27	5,000	5,100
General Motors Financial Co., Inc.
1.25% 01/08/26	125,000	111,721
2.35% 01/08/31	10,000	7,545
5.25% 03/01/26	31,000	30,281
5.85% 04/06/30	99,000	94,776
Genuine Parts Co.
2.75% 02/01/32	15,000	11,679
George Washington University
4.13% 09/15/48	15,000	11,885
Georgia-Pacific LLC
1.75% 09/30/25 (h)	29,000	26,801
3.60% 03/01/25 (h)	76,000	73,636
Gilead Sciences, Inc.
2.60% 10/01/40	8,000	5,260
2.95% 03/01/27	3,000	2,768
3.50% 02/01/25	8,000	7,770
3.65% 03/01/26	6,000	5,743
4.15% 03/01/47	7,000	5,528
4.60% 09/01/35	15,000	13,679
5.25% 10/15/33	45,000	43,893
5.55% 10/15/53	10,000	9,606
GlaxoSmithKline Capital PLC
3.38% 06/01/29	12,000	10,950
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25	15,000	14,588
Glencore Funding LLC
3.88% 04/27/51 (h)	5,000	3,307
Goldman Sachs Group, Inc.
3.85% 01/26/27	67,000	62,832
4.25% 10/21/25	124,000	119,419
5.15% 05/22/45	6,000	5,145
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (c)	16,000	12,180
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (c)	13,000	8,389
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (c)	18,000	12,177
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (c)	$31,000	$21,381
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3-month Term SOFR)
3.81% 04/23/29 (c)	7,000	6,357
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3-month Term SOFR)
4.02% 10/31/38 (c)	6,000	4,724
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3-month Term SOFR)
4.22% 05/01/29 (c)	18,000	16,658
Graphic Packaging International LLC
1.51% 04/15/26 (h)	28,000	24,725
Gray Oak Pipeline LLC
2.60% 10/15/25 (h)	29,000	26,737
Halliburton Co.
3.80% 11/15/25	2,000	1,934
5.00% 11/15/45	6,000	5,072
Hartford Financial Services Group, Inc. (7.75% fixed rate until 10/30/23; 2.39% + 3-month Term SOFR)
7.75% 02/12/67 (c)(h)	12,000	10,269
HCA, Inc.
3.13% 03/15/27	47,000	42,669
3.50% 09/01/30	17,000	14,402
3.63% 03/15/32	14,000	11,610
4.63% 03/15/52	26,000	19,508
5.38% 02/01/25	127,000	125,691
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (h)	14,000	11,212
3.20% 06/01/50 (h)	5,000	3,162
Healthcare Realty Holdings LP
2.00% 03/15/31	6,000	4,488
Helmerich & Payne, Inc.
2.90% 09/29/31	10,000	7,892
Hess Corp.
5.60% 02/15/41	3,000	2,709
5.80% 04/01/47	2,000	1,817
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	2,912
Highwoods Realty LP
4.13% 03/15/28	5,000	4,447
4.20% 04/15/29	19,000	16,116
Home Depot, Inc.
2.70% 04/15/30	7,000	5,966
3.35% 04/15/50	9,000	6,132
3.50% 09/15/56	6,000	4,065
3.90% 12/06/28	5,000	4,713
4.50% 12/06/48	5,000	4,190
Honeywell International, Inc.
1.75% 09/01/31	17,000	13,038
2.70% 08/15/29	10,000	8,721
Hormel Foods Corp.
1.80% 06/11/30	30,000	24,073

See Notes to Schedule of Investments.
14	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87% 11/22/32 (c)	$200,000	$153,746
Humana, Inc.
1.35% 02/03/27	41,000	35,717
2.15% 02/03/32	13,000	9,810
Huntington Bancshares, Inc.
2.55% 02/04/30	20,000	15,764
Huntington Ingalls Industries, Inc.
2.04% 08/16/28	45,000	37,732
Huntsman International LLC
4.50% 05/01/29	29,000	26,201
Hyundai Capital America
1.30% 01/08/26 (h)	61,000	54,953
Indiana Michigan Power Co.
3.25% 05/01/51	13,000	8,171
Ingersoll Rand, Inc.
5.70% 08/14/33	45,000	43,432
Intel Corp.
2.00% 08/12/31	23,000	17,981
2.45% 11/15/29	24,000	20,370
2.80% 08/12/41	23,000	15,024
3.10% 02/15/60	6,000	3,447
5.63% 02/10/43	29,000	27,575
5.70% 02/10/53	21,000	19,686
5.90% 02/10/63	16,000	15,174
Intercontinental Exchange, Inc.
1.85% 09/15/32	6,000	4,386
2.65% 09/15/40	6,000	3,918
International Paper Co.
4.40% 08/15/47	5,000	3,853
Intuit, Inc.
5.50% 09/15/53	25,000	23,961
ITC Holdings Corp.
2.95% 05/14/30 (h)	38,000	31,475
Jabil, Inc.
3.95% 01/12/28	5,000	4,615
4.25% 05/15/27	61,000	57,593
Jacobs Engineering Group, Inc.
5.90% 03/01/33	78,000	73,887
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50% 01/15/27	200,000	176,586
5.13% 02/01/28	46,000	43,717
5.75% 04/01/33	14,000	12,775
Jefferies Financial Group, Inc.
5.88% 07/21/28	49,000	47,941
John Deere Capital Corp.
2.45% 01/09/30	30,000	25,472
3.90% 06/07/32	13,000	11,687
5.15% 09/08/33	90,000	87,966
Johnson & Johnson
3.63% 03/03/37	7,000	5,886
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,201
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (c)	55,000	49,059
	Principal Amount	Fair Value
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3-month Term SOFR)
2.96% 05/13/31 (c)	$60,000	$49,388
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (c)	17,000	11,641
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3-month Term SOFR)
3.88% 07/24/38 (c)	10,000	7,974
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 month Term SOFR)
3.90% 01/23/49 (c)	46,000	33,236
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3-month Term SOFR)
3.96% 01/29/27 (c)	24,000	22,928
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3-month Term SOFR)
4.01% 04/23/29 (c)	7,000	6,450
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3-month Term SOFR)
4.03% 07/24/48 (c)	5,000	3,736
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3-month Term SOFR)
4.49% 03/24/31 (c)	64,000	58,516
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3-month Term SOFR)
4.60% 02/01/25 (c)	42,000	39,335
Kaiser Foundation Hospitals
3.00% 06/01/51	20,000	12,476
Kenvue, Inc.
4.90% 03/22/33 (h)	127,000	121,376
5.05% 03/22/53 (h)	20,000	18,121
5.20% 03/22/63 (h)	13,000	11,696
Keurig Dr Pepper, Inc.
3.20% 05/01/30	9,000	7,747
3.80% 05/01/50	5,000	3,531
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,326
5.00% 03/01/43	6,000	4,836
6.38% 03/01/41	6,000	5,668
Kinder Morgan, Inc.
1.75% 11/15/26	83,000	73,839
5.05% 02/15/46	6,000	4,800
5.20% 06/01/33	16,000	14,797
KLA Corp.
3.30% 03/01/50	16,000	10,642
Kraft Heinz Foods Co.
5.20% 07/15/45	22,000	19,141
L3Harris Technologies, Inc.
3.85% 12/15/26	19,000	17,991
Lear Corp.
4.25% 05/15/29	6,000	5,447

See Notes to Schedule of Investments.
Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Leidos, Inc.
3.63% 05/15/25	$5,000	$4,800
4.38% 05/15/30	57,000	50,944
5.75% 03/15/33	29,000	27,735
Liberty Mutual Group, Inc.
3.95% 05/15/60 (h)	6,000	3,768
Lincoln National Corp.
4.35% 03/01/48	45,000	30,909
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25% 12/01/27 (c)	34,000	35,246
Lockheed Martin Corp.
3.55% 01/15/26	4,000	3,848
3.80% 03/01/45	4,000	3,052
4.50% 05/15/36	6,000	5,464
Lowe's Cos., Inc.
1.30% 04/15/28	5,000	4,160
1.70% 09/15/28 - 10/15/30	26,000	20,134
3.00% 10/15/50	5,000	2,941
3.70% 04/15/46	3,000	2,077
4.05% 05/03/47	9,000	6,626
5.63% 04/15/53	24,000	21,815
LYB International Finance III LLC
3.63% 04/01/51	16,000	10,194
3.80% 10/01/60	6,000	3,663
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (c)	155,000	134,297
Marsh & McLennan Cos., Inc.
2.90% 12/15/51	34,000	20,406
Masco Corp.
3.50% 11/15/27	3,000	2,740
McCormick & Co., Inc.
1.85% 02/15/31	7,000	5,325
3.25% 11/15/25	115,000	109,155
McDonald's Corp.
3.60% 07/01/30	23,000	20,551
3.63% 09/01/49	7,000	4,931
4.88% 12/09/45	6,000	5,180
Medtronic Global Holdings SCA
4.50% 03/30/33	95,000	88,417
Medtronic, Inc.
4.63% 03/15/45	4,000	3,505
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	17,000	13,061
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (h)	150,000	149,281
Merck & Co., Inc.
1.90% 12/10/28	43,000	36,666
2.45% 06/24/50	9,000	5,165
2.75% 12/10/51	14,000	8,457
2.90% 12/10/61	8,000	4,594
4.00% 03/07/49	4,000	3,133
4.50% 05/17/33	56,000	52,394
5.00% 05/17/53	15,000	13,669
Meta Platforms, Inc.
3.85% 08/15/32	45,000	39,932
4.45% 08/15/52	27,000	21,366
MetLife, Inc.
4.72% 12/15/44	9,000	7,432
	Principal Amount	Fair Value
Micron Technology, Inc.
3.37% 11/01/41	$18,000	$11,829
3.48% 11/01/51	35,000	21,380
Microsoft Corp.
2.40% 08/08/26	22,000	20,435
2.68% 06/01/60	10,000	5,877
2.92% 03/17/52	44,000	28,869
3.45% 08/08/36	4,000	3,372
3.50% 02/12/35	6,000	5,221
Mid-America Apartments LP
2.88% 09/15/51	23,000	13,284
Mizuho Financial Group, Inc.
2.84% 09/13/26	200,000	183,374
Molson Coors Beverage Co.
4.20% 07/15/46	5,000	3,753
Morgan Stanley
3.63% 01/20/27	4,000	3,733
3.70% 10/23/24	9,000	8,792
3.97% 07/22/38 (c)	9,000	7,121
4.35% 09/08/26	74,000	70,559
4.38% 01/22/47	9,000	7,079
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (c)	85,000	74,848
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (c)	134,000	97,922
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (c)	54,000	31,460
MPLX LP
2.65% 08/15/30	12,000	9,683
5.20% 12/01/47	6,000	4,859
Mylan, Inc.
5.20% 04/15/48	5,000	3,624
Nasdaq, Inc.
5.95% 08/15/53	10,000	9,341
6.10% 06/28/63	15,000	13,890
Nevada Power Co.
6.00% 03/15/54	15,000	14,664
NewMarket Corp.
2.70% 03/18/31	10,000	7,839
Newmont Corp.
4.88% 03/15/42	5,000	4,279
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3-month USD LIBOR thereafter)
5.65% 05/01/79 (c)	8,000	7,370
NGPL PipeCo LLC
3.25% 07/15/31 (h)	33,000	26,213
NIKE, Inc.
3.38% 03/27/50	5,000	3,558
NiSource, Inc.
3.60% 05/01/30	12,000	10,455
3.95% 03/30/48	4,000	2,856
5.25% 03/30/28	114,000	111,729
NNN REIT, Inc.
4.00% 11/15/25	7,000	6,703
Norfolk Southern Corp.
3.95% 10/01/42	5,000	3,829
Northern Trust Corp.
6.13% 11/02/32	29,000	28,597

See Notes to Schedule of Investments.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	$32,000	$20,324
NOV, Inc.
3.60% 12/01/29	16,000	13,985
Novant Health, Inc.
3.32% 11/01/61	14,000	8,589
Novartis Capital Corp.
2.20% 08/14/30	21,000	17,405
3.00% 11/20/25	4,000	3,811
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43	81,000	77,368
NVIDIA Corp.
2.85% 04/01/30	12,000	10,449
3.50% 04/01/50	5,000	3,644
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25% 11/30/51	35,000	21,242
Occidental Petroleum Corp.
6.13% 01/01/31	46,000	45,332
Oklahoma Gas & Electric Co.
3.25% 04/01/30	8,000	6,902
Oncor Electric Delivery Co. LLC
3.80% 09/30/47	6,000	4,389
ONEOK, Inc.
4.35% 03/15/29	7,000	6,442
5.80% 11/01/30	105,000	102,754
6.10% 11/15/32	25,000	24,689
6.63% 09/01/53	29,000	28,379
Oracle Corp.
1.65% 03/25/26	41,000	37,124
2.30% 03/25/28	6,000	5,193
2.65% 07/15/26	7,000	6,453
2.88% 03/25/31	103,000	84,139
2.95% 04/01/30	25,000	20,996
3.60% 04/01/50	7,000	4,524
3.65% 03/25/41	11,000	7,846
3.80% 11/15/37	4,000	3,047
3.95% 03/25/51	6,000	4,112
4.00% 07/15/46 - 11/15/47	13,000	9,129
4.10% 03/25/61	15,000	9,974
5.55% 02/06/53	11,000	9,641
6.15% 11/09/29	56,000	56,851
6.90% 11/09/52	11,000	11,327
Otis Worldwide Corp.
2.06% 04/05/25	63,000	59,464
2.57% 02/15/30	27,000	22,382
3.36% 02/15/50	52,000	34,654
Owens Corning
4.40% 01/30/48	4,000	3,050
Pacific Gas & Electric Co.
2.10% 08/01/27	8,000	6,831
2.50% 02/01/31	21,000	15,947
3.00% 06/15/28	17,000	14,573
3.30% 08/01/40	21,000	13,481
3.50% 08/01/50	7,000	4,172
4.30% 03/15/45	17,000	11,444
PacifiCorp
2.70% 09/15/30	13,000	10,622
2.90% 06/15/52	88,000	48,454
6.25% 10/15/37	12,000	11,911
Packaging Corp. of America
3.05% 10/01/51	24,000	14,265
Paramount Global
2.90% 01/15/27 (g)	5,000	4,427
	Principal Amount	Fair Value
3.70% 06/01/28 (g)	$6,000	$5,240
5.25% 04/01/44	3,000	2,085
Parker-Hannifin Corp.
3.25% 06/14/29	6,000	5,328
4.50% 09/15/29	54,000	51,058
Patterson-UTI Energy, Inc.
7.15% 10/01/33	25,000	25,110
PayPal Holdings, Inc.
2.65% 10/01/26	12,000	11,064
3.25% 06/01/50	5,000	3,274
PepsiCo, Inc.
1.63% 05/01/30	6,000	4,812
2.63% 07/29/29	12,000	10,519
2.75% 10/21/51	35,000	21,720
Pfizer Investment Enterprises Pte. Ltd.
4.45% 05/19/28	83,000	80,000
4.75% 05/19/33	44,000	41,694
5.30% 05/19/53	8,000	7,430
5.34% 05/19/63	30,000	27,409
Pfizer, Inc.
2.70% 05/28/50	36,000	22,553
3.90% 03/15/39	7,000	5,745
4.13% 12/15/46	5,000	4,013
4.40% 05/15/44	4,000	3,404
Philip Morris International, Inc.
1.50% 05/01/25	83,000	77,683
2.10% 05/01/30	6,000	4,777
3.38% 08/15/29	5,000	4,399
4.13% 03/04/43	4,000	3,007
5.13% 02/15/30	98,000	93,999
5.38% 02/15/33	31,000	29,306
5.63% 11/17/29	28,000	27,661
Phillips 66 Co.
2.15% 12/15/30	64,000	50,338
3.15% 12/15/29	43,000	37,100
3.30% 03/15/52	24,000	15,023
3.75% 03/01/28	5,000	4,636
4.68% 02/15/45	9,000	7,165
Pilgrim's Pride Corp.
6.25% 07/01/33	28,000	26,344
Pioneer Natural Resources Co.
1.13% 01/15/26	50,000	45,154
2.15% 01/15/31	12,000	9,467
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	15,000	12,873
PPL Capital Funding, Inc.
3.10% 05/15/26	13,000	12,187
Precision Castparts Corp.
4.38% 06/15/45	5,000	4,059
Progressive Corp.
3.00% 03/15/32	32,000	26,779
Prologis LP
3.05% 03/01/50	5,000	3,069
3.25% 06/30/26	6,000	5,658
Prospect Capital Corp.
3.36% 11/15/26	30,000	25,970
Prudential Financial, Inc.
3.94% 12/07/49	15,000	10,783
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3-month USD LIBOR thereafter)
5.70% 09/15/48 (c)	10,000	9,181

See Notes to Schedule of Investments.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Public Service Co. of Colorado
3.70% 06/15/28	$13,000	$11,978
Public Storage Operating Co.
5.35% 08/01/53	15,000	13,668
PVH Corp.
4.63% 07/10/25	36,000	34,749
QUALCOMM, Inc.
4.30% 05/20/47	3,000	2,416
4.50% 05/20/52	29,000	23,634
Quanta Services, Inc.
2.35% 01/15/32	23,000	17,325
3.05% 10/01/41	27,000	17,204
Quest Diagnostics, Inc.
2.95% 06/30/30	6,000	5,041
Realty Income Corp.
2.85% 12/15/32	10,000	7,772
3.00% 01/15/27	5,000	4,580
3.25% 01/15/31	6,000	5,037
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	26,000	20,013
Regions Financial Corp.
1.80% 08/12/28	62,000	50,154
RenaissanceRe Holdings Ltd.
5.75% 06/05/33	33,000	31,021
Republic Services, Inc.
2.38% 03/15/33	44,000	33,767
5.00% 04/01/34	28,000	26,499
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	8,000	4,760
Rio Tinto Finance USA PLC
4.13% 08/21/42	5,000	4,035
Rockwell Automation, Inc.
2.80% 08/15/61	14,000	8,083
4.20% 03/01/49	5,000	4,065
Rogers Communications, Inc.
5.00% 03/15/44	3,000	2,415
Roper Technologies, Inc.
2.95% 09/15/29	8,000	6,928
Ross Stores, Inc.
4.70% 04/15/27	4,000	3,843
Royalty Pharma PLC
1.20% 09/02/25	16,000	14,542
1.75% 09/02/27	7,000	5,969
2.20% 09/02/30	6,000	4,645
3.30% 09/02/40	2,000	1,309
RPM International, Inc.
3.75% 03/15/27	6,000	5,584
RTX Corp.
1.90% 09/01/31	71,000	53,600
2.82% 09/01/51	52,000	29,857
3.13% 05/04/27	43,000	39,525
3.50% 03/15/27	5,000	4,651
3.95% 08/16/25	6,000	5,802
4.15% 05/15/45	5,000	3,786
4.45% 11/16/38	6,000	5,025
Ryder System, Inc.
2.90% 12/01/26	44,000	40,188
Salesforce, Inc.
1.95% 07/15/31	28,000	22,110
2.70% 07/15/41	24,000	16,220
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	13,000	12,128
Schlumberger Investment SA
4.85% 05/15/33	61,000	57,532
	Principal Amount	Fair Value
Sealed Air Corp.
1.57% 10/15/26 (h)	$99,000	$86,103
Selective Insurance Group, Inc.
5.38% 03/01/49	4,000	3,406
Sempra
3.80% 02/01/38	6,000	4,656
4.00% 02/01/48	6,000	4,317
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13% 04/01/52 (c)	44,000	35,718
Shell International Finance BV
3.13% 11/07/49	15,000	9,724
3.75% 09/12/46	6,000	4,429
Shire Acquisitions Investments Ireland DAC
3.20% 09/23/26	4,000	3,736
Simon Property Group LP
3.38% 06/15/27	5,000	4,611
Sonoco Products Co.
2.85% 02/01/32	26,000	20,764
Southern California Edison Co.
4.00% 04/01/47	28,000	20,273
4.20% 03/01/29	21,000	19,525
5.65% 10/01/28	140,000	139,861
Southern Co.
3.70% 04/30/30	40,000	35,376
Southern Co. Gas Capital Corp.
3.95% 10/01/46	9,000	6,264
4.40% 05/30/47	2,000	1,509
Southwest Airlines Co.
2.63% 02/10/30	25,000	20,563
Southwestern Electric Power Co.
2.75% 10/01/26	7,000	6,414
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,790
4.50% 03/15/45	2,000	1,517
Stanley Black & Decker, Inc.
3.00% 05/15/32	34,000	27,506
Starbucks Corp.
4.00% 11/15/28	6,000	5,637
Stryker Corp.
1.95% 06/15/30	31,000	24,821
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43	51,000	48,767
Suncor Energy, Inc.
4.00% 11/15/47	3,000	2,120
Sysco Corp.
3.25% 07/15/27	5,000	4,591
5.95% 04/01/30	4,000	4,031
6.60% 04/01/50	3,000	3,095
Take-Two Interactive Software, Inc.
3.70% 04/14/27	64,000	59,919
4.00% 04/14/32	11,000	9,576
Tampa Electric Co.
2.40% 03/15/31	31,000	24,638
3.45% 03/15/51	19,000	12,204
4.35% 05/15/44	18,000	13,834
Tapestry, Inc.
4.13% 07/15/27	3,000	2,759

See Notes to Schedule of Investments.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	$74,000	$70,344
Target Corp.
1.95% 01/15/27	8,000	7,223
Teck Resources Ltd.
5.40% 02/01/43	4,000	3,353
Telefonica Emisiones SA
4.10% 03/08/27	150,000	141,310
Texas Instruments, Inc.
3.88% 03/15/39	5,000	4,110
The Boeing Co.
2.20% 02/04/26 (g)	64,000	58,795
3.55% 03/01/38 (g)	4,000	2,928
The Charles Schwab Corp.
2.90% 03/03/32 (g)	11,000	8,671
The Dow Chemical Co.
5.55% 11/30/48	14,000	12,515
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (c)	26,000	22,761
The Home Depot Inc.
3.90% 06/15/47	5,000	3,809
4.95% 09/15/52	6,000	5,366
The Kroger Co.
2.20% 05/01/30	6,000	4,795
4.65% 01/15/48	5,000	3,994
The Progressive Corp.
3.70% 03/15/52	11,000	7,849
The Southern Co.
3.25% 07/01/26	5,000	4,687
The Williams Cos. Inc.
5.30% 08/15/52	11,000	9,359
Thermo Fisher Scientific, Inc.
2.80% 10/15/41	15,000	10,093
Time Warner Cable LLC
6.55% 05/01/37	6,000	5,441
T-Mobile USA, Inc.
3.50% 04/15/31	93,000	78,550
3.75% 04/15/27	38,000	35,485
4.50% 04/15/50	12,000	9,201
4.80% 07/15/28	80,000	76,816
Toronto-Dominion Bank
3.20% 03/10/32	62,000	50,708
4.46% 06/08/32	29,000	26,032
Toronto-Dominion Bank (3.63% fixed rate until 9/15/26; 2.21% + 5 year swap Rate thereafter)
3.63% 09/15/31 (c)	30,000	27,736
TotalEnergies Capital International SA
3.46% 02/19/29	25,000	22,866
Tractor Supply Co.
5.25% 05/15/33	23,000	21,656
Trane Technologies Financing Ltd.
3.55% 11/01/24	11,000	10,722
3.80% 03/21/29	11,000	10,139
TransCanada PipeLines Ltd.
4.25% 05/15/28	26,000	24,348
4.88% 01/15/26	6,000	5,877
	Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3-month USD LIBOR thereafter)
5.63% 05/20/75 (c)	$38,000	$35,156
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28	5,000	4,654
Travelers Cos., Inc.
2.55% 04/27/50	33,000	19,231
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 09/01/24 (c)	56,000	47,757
TWDC Enterprises 18 Corp.
4.13% 06/01/44	4,000	3,152
Tyco Electronics Group SA
3.13% 08/15/27	5,000	4,611
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (c)	54,000	47,062
UDR, Inc.
2.10% 08/01/32	12,000	8,636
3.00% 08/15/31	5,000	4,052
Union Pacific Corp.
3.55% 05/20/61	17,000	11,086
3.60% 09/15/37	5,000	4,009
3.80% 04/06/71	9,000	6,022
4.10% 09/15/67	7,000	5,057
UnitedHealth Group, Inc.
2.00% 05/15/30	19,000	15,378
4.20% 05/15/32	21,000	19,137
4.45% 12/15/48	11,000	9,016
4.75% 07/15/45 - 05/15/52	72,000	61,410
5.05% 04/15/53	17,000	15,216
5.20% 04/15/63	31,000	27,653
6.05% 02/15/63	6,000	6,095
Utah Acquisition Sub, Inc.
3.95% 06/15/26	116,000	108,612
Vale Overseas Ltd.
6.13% 06/12/33	40,000	38,615
Ventas Realty LP
3.25% 10/15/26	15,000	13,774
Verizon Communications, Inc.
2.36% 03/15/32	116,000	88,426
2.55% 03/21/31	21,000	16,707
3.00% 03/22/27	45,000	41,252
3.40% 03/22/41	15,000	10,577
3.55% 03/22/51	10,000	6,584
3.70% 03/22/61	24,000	15,261
4.40% 11/01/34	67,000	58,109
4.86% 08/21/46	17,000	14,058
Viatris, Inc.
1.65% 06/22/25	95,000	87,732
4.00% 06/22/50	11,000	6,643
Virginia Electric & Power Co.
4.00% 11/15/46	13,000	9,454
Visa, Inc.
2.70% 04/15/40	8,000	5,609
Vistra Operations Co. LLC
3.55% 07/15/24 (h)	52,000	50,743
Vontier Corp.
2.40% 04/01/28	35,000	29,061
2.95% 04/01/31	33,000	25,392

See Notes to Schedule of Investments.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Vornado Realty LP
2.15% 06/01/26	$42,000	$35,672
3.50% 01/15/25	6,000	5,678
Vulcan Materials Co.
3.90% 04/01/27	4,000	3,767
Walmart, Inc.
1.80% 09/22/31	13,000	10,223
2.50% 09/22/41	13,000	8,674
2.65% 09/22/51	6,000	3,696
Walt Disney Co.
2.65% 01/13/31	26,000	21,512
3.38% 11/15/26	2,000	1,885
3.60% 01/13/51	7,000	4,865
4.75% 11/15/46	4,000	3,344
6.65% 11/15/37	12,000	12,891
Warnermedia Holdings, Inc.
4.28% 03/15/32	93,000	78,927
5.05% 03/15/42	18,000	13,924
5.14% 03/15/52	6,000	4,451
5.39% 03/15/62	6,000	4,424
Waste Connections, Inc.
2.20% 01/15/32	66,000	50,794
2.95% 01/15/52	31,000	18,856
WEC Energy Group, Inc.
3.55% 06/15/25	8,000	7,676
Wells Fargo & Co.
4.15% 01/24/29	26,000	23,866
4.75% 12/07/46	24,000	18,635
5.88% 06/15/25 (c)	62,000	60,826
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (c)	95,000	83,336
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (c)	30,000	20,018
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3-month Term SOFR)
3.20% 06/17/27 (c)	232,000	215,345
Westlake Corp.
2.88% 08/15/41	7,000	4,335
3.13% 08/15/51	7,000	4,033
3.38% 08/15/61	6,000	3,314
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (c)	20,000	18,893
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (c)	11,000	9,500
Weyerhaeuser Co.
4.00% 03/09/52	21,000	15,180
Williams Cos., Inc.
3.75% 06/15/27	2,000	1,861
4.85% 03/01/48	5,000	4,005
4.90% 01/15/45	12,000	9,618
5.40% 03/04/44	3,000	2,590
Willis North America, Inc.
3.88% 09/15/49	10,000	6,707
Workday, Inc.
3.50% 04/01/27	26,000	24,251
3.70% 04/01/29	48,000	43,531
	Principal Amount	Fair Value
WPP Finance 2010
3.75% 09/19/24	$15,000	$14,635
Xcel Energy, Inc.
3.40% 06/01/30	14,000	12,091
Yamana Gold, Inc.
2.63% 08/15/31	29,000	22,232
Zoetis, Inc.
3.00% 09/12/27	5,000	4,587
3.90% 08/20/28	7,000	6,573
5.60% 11/16/32	56,000	55,791
		18,951,999
Non-Agency Collateralized Mortgage Obligations - 1.9%
Bank
3.18% 09/15/60	617,000	554,493
4.41% 11/15/61 (c)	320,000	297,891
BPR Trust 1.90% + 1-month Term SOFR
7.23% 04/15/37 (c)(h)	117,967	115,827
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	116,939
CD Mortgage Trust
2.91% 08/15/57	246,000	205,915
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (c)	119,583	110,476
3.78% 09/10/58	100,000	94,912
4.03% 12/10/49 (c)	78,331	70,551
COMM Mortgage Trust
3.92% 10/15/45 (h)	100,000	78,012
4.53% 02/10/47 (c)	55,000	53,342
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	350,537
3.05% 11/10/52	493,000	417,942
3.67% 03/10/50	240,062	219,579
4.14% 03/10/51 (c)	73,000	65,532
4.56% 11/10/48 (c)	117,000	89,637
JPMBB Commercial Mortgage Securities Trust
4.80% 11/15/48 (c)	71,000	55,037
MASTR Alternative Loan Trust
5.00% 08/25/18 (e)	225	12
Morgan Stanley Bank of America Merrill Lynch Trust
0.98% 03/15/48 (c)(e)	685,112	5,023
Wells Fargo Commercial Mortgage Trust
1.32% 02/15/48 (c)(e)	704,491	7,928
4.32% 08/15/50	129,943	105,616
WFRBS Commercial Mortgage Trust
4.26% 12/15/46	45,306	45,025
4.35% 03/15/47 (c)	123,000	121,469
		3,181,695
Municipal Bonds and Notes - 0.1%
American Municipal Power, Inc., OH
6.27% 02/15/50	25,000	25,657
Board of Regents of the University of Texas System, TX
3.35% 08/15/47	25,000	18,136
Port Authority of New York & New Jersey, NY
4.46% 10/01/62	70,000	57,667

See Notes to Schedule of Investments.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)
	Principal Amount	Fair Value
State of California, CA
4.60% 04/01/38	$50,000	$44,845
State of Illinois, IL
5.10% 06/01/33	25,000	23,732
		170,037
Total Bonds and Notes (Cost $55,498,906)		50,131,288

	Number of Shares
Exchange Traded & Mutual Funds - 22.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio (g) (Cost $34,523,280)	358,924	37,959,819
Total Investments in Securities (Cost $144,850,046)		160,980,500
Short-Term Investments - 9.1%
Dreyfus Treasury & Agency Cash Management Institutional Shares 5.23%	1,954	1,954
	Number of Shares	Fair Value
Dreyfus Treasury & Agency Cash Management Institutional Shares 5.24%	1,987,266	$1,987,266
State Street Institutional Treasury Money Market Fund - Premier Class 5.28% (j)(k)	5,412,131	5,412,130
State Street Institutional Treasury Plus Fund - Premier Class 5.29% (j)(k)	1,989,220	1,989,220
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.33% (j)(k)	5,656,646	5,656,646
Total Short-Term Investments (Cost $15,047,217)		15,047,216
Total Investments (Cost $159,897,263)		176,027,716
Liabilities in Excess of Other Assets, net - (6.0)%		(9,970,894)
NET ASSETS - 100.0%		$166,056,822

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,345	5.00%/ Quarterly	06/20/28	$23,278	$36,292	$(13,014)

The Fund had the following long futures contracts open at September 30, 2023:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2023	28	$2,975,226	$2,950,063	$(25,164)
2 Yr. U.S. Treasury Notes Futures	December 2023	13	2,641,361	2,635,242	(6,118)
U.S. Long Bond Futures	December 2023	6	720,251	682,688	(37,564)
10 Yr. U.S. Treasury Ultra Futures	December 2023	61	7,017,463	6,805,312	(212,151)
S&P 500 E-mini Index Futures	December 2023	2	451,303	432,550	(18,753)
					$(299,750)

The Fund had the following short futures contracts open at September 30, 2023:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	December 2023	21	$(2,313,161)	$(2,269,313)	$43,849
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
See Notes to Schedule of Investments.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to $1,576,955 or 0.95% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2023.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedule of Investments.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$72,783,435	$—	$—	$72,783,435
Foreign Equity	105,958	—	—	105,958
U.S. Treasuries	—	12,944,273	—	12,944,273
Agency Mortgage Backed	—	14,574,589	—	14,574,589
Agency Collateralized Mortgage Obligations	—	308,695	—	308,695
Corporate Notes	—	18,951,999	—	18,951,999
Non-Agency Collateralized Mortgage Obligations	—	3,181,695	—	3,181,695
Municipal Bonds and Notes	—	170,037	—	170,037
Exchange Traded & Mutual Funds	37,959,819	—	—	37,959,819
Short-Term Investments	15,047,216	—	—	15,047,216
Total Investments in Securities	$125,896,428	$50,131,288	$—	$176,027,716
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(13,014)	—	(13,014)
Long Futures Contracts - Unrealized Depreciation	(299,750)	—	—	(299,750)
Short Futures Contracts - Unrealized Appreciation	43,849	—	—	43,849
Total Other Financial Instruments	$(255,901)	$(13,014)	$—	$(268,915)
The Fund was invested in the following countries/territories at September 30, 2023 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	98.49%
United Kingdom	0.40%
Canada	0.28%
Australia	0.20%
Germany	0.16%
Japan	0.13%
Spain	0.08%
China	0.07%
Belgium	0.06%
Luxembourg	0.06%
Brazil	0.02%
Bermuda	0.02%
France	0.01%
Switzerland	0.01%
Netherlands	0.01%
100.00%
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2023 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	21.56%	0.00%	21.56%
Systems Software	3.16%	0.00%	3.16%
Technology Hardware, Storage & Peripherals	3.00%	0.00%	3.00%
Semiconductors	2.66%	0.06%	2.72%
Interactive Media & Services	2.45%	0.00%	2.45%
Pharmaceuticals	1.70%	0.00%	1.70%
Broadline Retail	1.37%	0.00%	1.37%
Diversified Banks	1.10%	0.00%	1.10%
Transaction & Payment Processing Services	1.07%	0.00%	1.07%
Healthcare Equipment	1.02%	0.00%	1.02%
Application Software	1.02%	0.00%	1.02%
Integrated Oil & Gas	0.94%	0.00%	0.94%
Automobile Manufacturers	0.91%	0.00%	0.91%
Biotechnology	0.88%	0.00%	0.88%
Managed Healthcare	0.79%	0.00%	0.79%
Multi-Sector Holdings	0.74%	0.00%	0.74%
See Notes to Schedule of Investments.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Consumer Staples Merchandise Retail	0.66%	0.00%	0.66%
Electric Utilities	0.66%	0.00%	0.66%
Life Sciences Tools & Services	0.65%	0.00%	0.65%
Aerospace & Defense	0.63%	0.00%	0.63%
Soft Drinks & Non-alcoholic Beverages	0.60%	0.00%	0.60%
Household Products	0.56%	0.00%	0.56%
Oil & Gas Exploration & Production	0.50%	0.00%	0.50%
Home Improvement Retail	0.49%	0.00%	0.49%
Restaurants	0.47%	0.00%	0.47%
Financial Exchanges & Data	0.47%	0.00%	0.47%
IT Consulting & Other Services	0.46%	0.00%	0.46%
Movies & Entertainment	0.41%	0.00%	0.41%
Communications Equipment	0.38%	0.00%	0.38%
Hotels, Resorts & Cruise Lines	0.36%	0.00%	0.36%
Investment Banking & Brokerage	0.36%	0.00%	0.36%
Industrial Machinery & Supplies & Components	0.36%	0.00%	0.36%
Property & Casualty Insurance	0.35%	0.00%	0.35%
Asset Management & Custody Banks	0.35%	0.00%	0.35%
Semiconductor Materials & Equipment	0.35%	0.00%	0.35%
Packaged Foods & Meats	0.34%	0.00%	0.34%
Industrial Conglomerates	0.34%	0.00%	0.34%
Multi-Utilities	0.29%	0.00%	0.29%
Insurance Brokers	0.29%	0.00%	0.29%
Industrial Gases	0.28%	0.00%	0.28%
Integrated Telecommunication Services	0.28%	0.00%	0.28%
Construction Machinery & Heavy Transportation Equipment	0.27%	0.00%	0.27%
Rail Transportation	0.27%	0.00%	0.27%
Cable & Satellite	0.26%	0.00%	0.26%
Specialty Chemicals	0.26%	0.00%	0.26%
Tobacco	0.25%	0.00%	0.25%
Electrical Components & Equipment	0.25%	0.00%	0.25%
Healthcare Services	0.24%	0.00%	0.24%
Air Freight & Logistics	0.23%	0.00%	0.23%
Human Resource & Employment Services	0.19%	0.00%	0.19%
Oil & Gas Refining & Marketing	0.19%	0.00%	0.19%
Consumer Finance	0.18%	0.00%	0.18%
Building Products	0.18%	0.00%	0.18%
Oil & Gas Equipment & Services	0.18%	0.00%	0.18%
See Notes to Schedule of Investments.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Life & Health Insurance	0.16%	0.00%	0.16%
Apparel Retail	0.16%	0.00%	0.16%
Telecom Tower REITs	0.16%	0.00%	0.16%
Regional Banks	0.15%	0.00%	0.15%
Oil & Gas Storage & Transportation	0.15%	0.00%	0.15%
Healthcare Distributors	0.14%	0.00%	0.14%
Interactive Home Entertainment	0.14%	0.00%	0.14%
Footwear	0.13%	0.00%	0.13%
Automotive Retail	0.13%	0.00%	0.13%
Data Center REITs	0.12%	0.00%	0.12%
Industrial REITs	0.12%	0.00%	0.12%
Agricultural & Farm Machinery	0.12%	0.00%	0.12%
Retail REITs	0.11%	0.00%	0.11%
Multi-Family Residential REITs	0.11%	0.00%	0.11%
Environmental & Facilities Services	0.11%	0.00%	0.11%
Trading Companies & Distributors	0.11%	0.00%	0.11%
Home Building	0.10%	0.00%	0.10%
Research & Consulting Services	0.10%	0.00%	0.10%
Diversified Support Services	0.09%	0.00%	0.09%
Multi-Line Insurance	0.09%	0.00%	0.09%
Electronic Components	0.08%	0.00%	0.08%
Fertilizers & Agricultural Chemicals	0.08%	0.00%	0.08%
Wireless Telecommunication Services	0.08%	0.00%	0.08%
Health Care REITs	0.08%	0.00%	0.08%
Paper & Plastic Packaging Products & Materials	0.08%	0.00%	0.08%
Personal Care Products	0.08%	0.00%	0.08%
Passenger Airlines	0.08%	0.00%	0.08%
Electronic Equipment & Instruments	0.08%	0.00%	0.08%
Self Storage REITs	0.08%	0.00%	0.08%
Commodity Chemicals	0.07%	0.00%	0.07%
Agricultural Products & Services	0.07%	0.00%	0.07%
Healthcare Facilities	0.06%	0.00%	0.06%
Copper	0.06%	0.00%	0.06%
Steel	0.06%	0.00%	0.06%
Real Estate Services	0.06%	0.00%	0.06%
Construction Materials	0.06%	0.00%	0.06%
Distillers & Vintners	0.06%	0.00%	0.06%
Cargo Ground Transportation	0.06%	0.00%	0.06%
Other Specialty Retail	0.06%	0.00%	0.06%
Casinos & Gaming	0.05%	0.00%	0.05%
Other Specialized REITs	0.05%	0.00%	0.05%
Distributors	0.05%	0.00%	0.05%
Healthcare Supplies	0.05%	0.00%	0.05%
See Notes to Schedule of Investments.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Industry	Domestic	Foreign	Total
Electronic Manufacturing Services	0.04%	0.00%	0.04%
Automotive Parts & Equipment	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Food Retail	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%
Office REITs	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Timber REITs	0.03%	0.00%	0.03%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Single-Family Residential REITs	0.02%	0.00%	0.02%
Apparel, Accessories & Luxury Goods	0.02%	0.00%	0.02%
Drug Retail	0.02%	0.00%	0.02%
Reinsurance	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Metal, Glass & Plastic Containers	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Independent Power Producers & Energy Traders	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
			62.97%

Sector	Percentage (based on Fair Value)
Corporate Notes	10.77%
Agency Mortgage Backed	8.28%
U.S. Treasuries	7.35%
Non-Agency Collateralized Mortgage Obligations	1.81%
Agency Collateralized Mortgage Obligations	0.17%
Municipal Bonds and Notes	0.10%
28.48%

See Notes to Schedule of Investments.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	8.55%
8.55%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Corp.	592	$45,921	$18,610	$13,312	$(1,712)	$(6,853)	637	$42,654	$1,289
State Street Global All Cap Equity ex-U.S. Index Portfolio	425,386	42,695,979	2,420,000	9,685,000	(463,687)	2,992,527	358,924	37,959,819	1
State Street Institutional Treasury Money Market Fund - Premier Class	8,599,525	8,599,525	17,931,780	21,119,175	—	—	5,412,131	5,412,130	214,006
State Street Institutional Treasury Plus Fund - Premier Class	116,548	116,548	9,763,045	7,890,373	—	—	1,989,220	1,989,220	54,107
State Street Institutional U.S. Government Money Market Fund - Class G Shares	8,748,612	8,748,612	39,041,469	42,133,435	—	—	5,656,646	5,656,646	232,239
TOTAL		$60,206,585	$69,174,904	$80,841,295	$(465,399)	$2,985,674		$51,060,469	$501,642
See Notes to Schedule of Investments.
Elfun Diversified Fund	27

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2023 is disclosed in the Fund’s Schedule of Investments.
28

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2023, the Fund entered into futures contracts for the management of interest rate risk and for the equitization of cash.
Credit Default Swaps
During the period ended  September 30, 2023, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
29

Elfun Diversified Fund
Notes to Schedule of Investments
September 30, 2023 (Unaudited)

The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2023, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
30